Receivables and Related Allowances - Schedule of Allowance for Uncollectibles (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Beginning Balance	$ 2,504	$ 3,182	$ 3,194
Additions charged to expense	3,583	2,471	2,678
Accounts written off, less recoveries	(4,362)	(3,149)	(2,690)
Ending Balance	$ 1,725	$ 2,504	$ 3,182